Retained profits - Narrative (Details) - Retained profits £m - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RETAINED PROFITS (Details) - Narrative [Line Items]
Treasury and other bills	£ 10	£ 196	£ 205
Treasury shares held (in shares)	£ 61	£ 688	£ 434